Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of movements of share capital

	At December 31,
	2022	2021	2020
At the beginning of the year	163,223	163,223	160,022
Capital increase (1)	-	-	3,201
At the end of the year	163,223	163,223	163,223

(1)

On August 20, 2020, the Company approved a management share compensation plan. On October 9, 2020, as part of the aforementioned plan, CAAP has increased its share capital by the amount of USD 3.2 million through the issuance of 3,200,445 new shares having a nominal value of USD 1 each. As a result of the issuance, the share capital of the Company increased from 160,022,262 to 163,222,707 shares. The New Shares were subscribed for a total price of USD 6.1 million (a subscription price of USD 1.92 per new share, being the market price as of October 8, 2020).

Schedule of remaining new shares held in treasury under management compensation plan.

	2022		2021
Treasury shares	Shares	USD	Shares	USD
At January 1	2,485,445	4,772	3,200,445	6,145
Transfer of treasury shares to executives and key employees	(89,430)	(172)	(715,000)	(1,373)
At December 31	2,396,015	4,600	2,485,445	4,772

Schedule of share premium

	At December 31,
	2022	2021	2020
At the beginning of the year	183,430	183,430	180,486
Capital increase (Note 25 a)	-	-	2,944
At the end of the year	183,430	183,430	183,430

Schedule of movements of other reserves

	2022	2021	2020
At the beginning of the year	(1,321,211)	(1,321,142)	(1,324,887)
Change in participations (*)	6,682	1,433	2,027
Share-based compensation reserve (Note 29)	667	1,020	1,800
Execution of share-based compensation reserve	(510)	(2,520)	-
Remeasurement of defined benefit obligations net for income tax	347	(2)	(82)
	(1,314,025)	(1,321,211)	(1,321,142)

(*) This consists mainly in change in participations in Corporación América S.A., see Note 25 e).

Schedule of movements of the reserve of other comprehensive income

					Transfer from
		Remeasurement	Share of other	Income	shareholders
	Currency	of defined	comprehensive	Tax	equity – currency
	translation	benefit	income from	effect	translation
	adjustments	obligations (*)	associates	(*)	differences	Total

Balances at January 1, 2022	(343,837)	120	(41,212)	(69)	63,402	(321,596)
Other comprehensive income/(loss) for the year	70,459	400	43	(53)	-	70,849
For the year ended December 31, 2022	(273,378)	520	(41,169)	(122)	63,402	(250,747)

Balances at January 1, 2021	(439,407)	92	(41,267)	(39)	63,402	(417,219)
Other comprehensive income/(loss) for the year	95,570	28	55	(30)	-	95,623
For the year ended December 31, 2021	(343,837)	120	(41,212)	(69)	63,402	(321,596)

Balances at January 1, 2020	(414,777)	198	(40,726)	(63)	63,402	(391,966)
Other comprehensive (loss)/income for the year	(24,630)	(106)	(541)	24	-	(25,253)
For the year ended December 31, 2020	(439,407)	92	(41,267)	(39)	63,402	(417,219)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.

Schedule of movements of the non- controlling interest

	2022	2021	2020
At the beginning of the year	303,877	315,876	434,725
Shareholder contributions (1)	24,170	11,475	-
Loss for the year	(2,531)	(63,221)	(108,840)
Redemption of preferred shares (f)	(182,336)	-	-
Other comprehensive (loss) / income
Currency translation	20,646	43,071	(7,934)
Remeasurement of defined benefit obligations	616	69	(138)
Reserve for income tax	(104)	(41)	32
	21,158	43,099	(8,040)
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(6,682)	(991)	(1,968)
Dividends paid	(11,382)	(2,361)	(1)
	(18,064)	(3,352)	(1,969)
Non-controlling interest at the end of the year	146,274	303,877	315,876

(1) Corresponds mainly to contributions made by the non-controlling interest in ICAB.

(2) Corresponds mainly to contributions of Cedicor S.A. in Corporación América S.A. capitalized on November 24, 2020, December 16, 2021 and December 1, 2022, increasing its participation from 95.37% to 95.80% in 2020 , from 95.80% to 96.18% in 2021 and from 96.18% to 97.22% in 2022.